Dechert
LLP

                                          1775 I Street, N.W.
                                          Washington, DC  20006-2401
                                          +1  202  261  3300  Main
                                          +1  202  261  3333  Fax
                                          www.dechert.com

                                          --------------------------------------

                                          JULIEN BOURGEOIS

                                          julien.bourgeois@dechert.com
                                          +1  202  261  3451  Direct
                                          +1  202  261  3151  Fax


August 15, 2008

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Security Income Fund ("Company")
    File No. 811-02120

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material ("Proxy Materials") for a Special Meeting of Shareholders ("Meeting") of Security Diversified Income Fund (the "Fund") to be held on October 10, 2008. The Meeting is being held for the purpose of asking shareholders to vote on an amendment to the investment advisory agreement between the Company and Security Investors, LLC, on behalf of the Fund.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials will be mailed starting on or about August 28, 2008. Should you have any questions or comments, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois
--------------------
Julien Bourgeois
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